Prepayments and other receivables	12 Months Ended
Dec. 31, 2023
Prepayments and other receivables
Prepayments and other receivables

Note 14. Prepayments and other receivables

	Years Ended December 31,
	2023	2022

	(USD in thousands)
VAT receivables	$143	$287
Prepayments	1,692	2,494
Receivables from collaboration partners	9	—
Other receivables	108	10
Total prepayments and other receivables	$1,952	$2,791